Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 29, 2012
Phocas Real Estate Fund (Prospectus Summary) | Phocas Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Phocas Real Estate Fund (the "Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term total investment return through a combination of capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 17.61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.61%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity real estate investment trusts ("REITs") and other commercial real estate-oriented companies which own, manage and invest in underlying real estate assets, such as offices, industrial properties, malls, shopping centers, apartments, storage, specialty and health care facilities, but not residential homes or home builders. The Fund may invest up to 50% of its net assets in securities of non-U.S. issuers ("foreign securities") that trade on U.S. or foreign exchanges, including foreign securities from emerging markets. The Fund seeks to maintain a portfolio with continuous exposure to most of these real estate sectors (offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage, specialty and health care facilities) and to minimize exposure to what the
Advisor believes are the riskiest real estate sectors (e.g., mortgage REITs and the riskiest equity REIT sectors (e.g., hotels)).

In selecting securitized commercial real estate vehicles for the Fund's portfolio, the Advisor concentrates on management quality, the quality and location of the real estate held and the debt leverage used. The investment models used by the Advisor take into account the following variables that affect securitized commercial real estate pricing: asset values; management quality;
prospective growth rates; debt leverage and overall balance sheet quality; the quality of income streams; conflicts of interest; insider stock ownership; and
other factors.

The Advisor will consider selling a security given the following circumstances:
loss of management focus, management's inability to increase shareholder value, balance sheet deterioration, exorbitant pricing relative to underlying value and
		excessive position overweighting.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to maintain a portfolio with continuous exposure to most of these real estate sectors (offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage, specialty and health care facilities) and to minimize exposure to what the Advisor believes are the riskiest real estate sectors (e.g., mortgage REITs and the riskiest equity REIT sectors (e.g., hotels)).
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

·  Equity Risk. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

·  Non-U.S. Investment Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which can negatively affect the value of the
   Fund's investments. These risks are greater in emerging markets.

·  Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

·  Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

·  Real Estate and REIT Concentration Risk. Because the Fund invests principally in the securitized commercial real estate sector, it is particularly vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT's securities can decline if the REIT fails to continue qualifying for special tax treatment.

Who may want to The Fund may be appropriate for investors who:
Invest in the Fund?

  - Have a long-term investment horizon;

  - Want to add an investment with potential for capital
    appreciation to diversify their investment portfolio; and/or

  - Can accept the greater risks of investing in a portfolio with
		common stock holdings.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance
		information is available by calling 1-866-PHOCAS1 (746-2271).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-PHOCAS1 (746-2271)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund's highest quarterly return was 32.24% for the quarter ended September 30, 2009, and the lowest
		quarterly return was -34.59% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Phocas Real Estate Fund (Prospectus Summary) | Phocas Real Estate Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Phocas Real Estate Fund (Prospectus Summary) | Phocas Real Estate Fund | NAREIT Equity Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NAREIT Equity Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Phocas Real Estate Fund (Prospectus Summary) | Phocas Real Estate Fund | Phocas Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.38%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.88%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,989
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,348
Annual Return 2007	rr_AnnualReturn2007	(13.56%)
Annual Return 2008	rr_AnnualReturn2008	(35.11%)
Annual Return 2009	rr_AnnualReturn2009	32.25%
Annual Return 2010	rr_AnnualReturn2010	22.50%
Annual Return 2011	rr_AnnualReturn2011	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Phocas Real Estate Fund (Prospectus Summary) | Phocas Real Estate Fund | Phocas Real Estate Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Phocas Real Estate Fund (Prospectus Summary) | Phocas Real Estate Fund | Phocas Real Estate Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006

[1]	Phocas Financial Corporation (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.50% of average daily net assets of the Fund (the "Expense Cap"). The Expense Cap will remain in effect at least through April 30, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.